FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

5.  FINANCIAL INSTRUMENTS

Financial instruments held by Grupo Supervielle as of December 31, 2022 and 2021:

	Fair value		Fair value
	through		through
Financial Instruments as of 12/31/2022	profit or loss	Amortized Cost	OCI	Total
Assets
- Cash and due from banks	—	48,399,468	—	48,399,468
- Debt securities at fair value through profit or loss	22,384,677	—	—	22,384,677
- Derivatives	295,555	—	—	295,555
- Reverse Repo transactions	—	21,581,438	—	21,581,438
- Other financial assets	5,962,142	2,144,977	—	8,107,119
- Loans and other financing	—	235,591,198	—	235,591,198
- Other debt securities	—	59,999,337	209,735,714	269,735,051
- Financial assets pledged as collateral	14,381,760	86,905	—	14,468,665
- Investments in Equity Instruments	268,960	—	233,600	502,560
Total Assets	43,293,094	367,803,323	209,969,314	621,065,731
Liabilities
- Deposits	—	547,516,935	—	547,516,935
- Liabilities at fair value through profit or loss	2,139,170	—	—	2,139,170
- Other financial liabilities	17,813,339	292,143	—	18,105,482
- Financing received from the Argentine Central Bank and other financial institutions	—	5,529,676	—	5,529,676
- Unsubordinated debt securities	—	561,409	—	561,409
Total Liabilities	19,952,509	553,900,163	—	573,852,672

	Fair value		Fair value
	through		through
Financial Instruments as of 12/31/2021	profit or loss	Amortized Cost	OCI	Total
Assets
- Cash and due from banks	—	63,452,161	—	63,452,161
- Debt securities at fair value through profit or loss	38,486,623	—	—	38,486,623
- Derivatives	432,164	—	—	432,164
- Reverse Repo transactions	—	83,468,057	—	83,468,057
- Other financial assets	24,112,684	3,008,295	—	27,120,979
- Loans and other financing	—	302,853,393	—	302,853,393
- Other debt securities	—	16,044,300	137,706,426	153,750,726
- Financial assets pledged as collateral	15,749,311	885,898	—	16,635,209
- Investments in Equity Instruments	305,851	—	208,948	514,799
Total Assets	79,086,633	469,712,104	137,915,374	686,714,111
Liabilities
- Deposits	—	561,896,707	—	561,896,707
- Liabilities at fair value through profit or loss	3,999,525	—	—	3,999,525
- Other financial liabilities	44,823,532	1,498,758	—	46,322,290
- Financing received from the Argentine Central Bank and other financial institutions	—	12,179,537	—	12,179,537
- Unsubordinated debt securities	—	2,063,327	—	2,063,327
Total Liabilities	48,823,057	577,638,329	—	626,461,386